Additional Notes - Additional Information (Detail) € in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Jul. 19, 2018 EUR (€)	Jul. 19, 2018 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2010 EUR (€)	Jun. 30, 2010 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of research and development agreements [line items]
Minimum rental period						10 years	10 years
License agreement [member] | Glaxo Smith Kline [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received | €			€ 22.5
License agreement [member] | I- Mab biopharma [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received | $							$ 3.5		$ 20.0
Upfront payment recognized as revenue						€ 3.1	$ 3.5
License agreement [member] | Xencor [member]
Disclosure of research and development agreements [line items]
Upfront payment				€ 10.5	$ 13.0
License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received | €	€ 95.0
Upfront payment recognized as revenue | €						€ 47.5
Percentage of upfront payment received recognized as revenue						50.00%	50.00%
Top of range [member] | License agreement [member] | Glaxo Smith Kline [member]
Disclosure of research and development agreements [line items]
Milestone payment receivable upon a success-based clinical and commercial milestone | €			€ 423.0
Top of range [member] | License agreement [member] | I- Mab biopharma [member]
Disclosure of research and development agreements [line items]
Milestone payments | $							$ 101.5
Milestone payment receivable upon a success-based clinical and commercial milestone | $									$ 100.0
Top of range [member] | License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
Milestone payments | $		$ 1,000.0
Percentage of tiered royalties on net sales	20.00%	20.00%
Bottom of range [member] | License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
Percentage of tiered royalties on net sales	10.00%	10.00%
Investigational new drug [member]
Disclosure of research and development agreements [line items]
Milestone payment to licensors, due year two | $							12.5
Investigational new drug [member] | Top of range [member]
Disclosure of research and development agreements [line items]
Milestone payments to licensors, due year two | $							$ 287.0
Operating leases [member]
Disclosure of research and development agreements [line items]
Lease expenses | €						€ 3.2		€ 2.6
Operating leases [member] | Lease on cars and machinery [member]
Disclosure of research and development agreements [line items]
Lease expenses | €						€ 0.2		€ 0.2